Right-of-Use Assets	3 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Right-of-Use Assets

8. RIGHT-OF-USE ASSETS

During the three months ended December 31, 2025 and 2024, the Company added right-of-use assets with costs of €24.7 million and €18.2 million, respectively. The additions during the three months ended December 31, 2025 mainly related to warehouses and new retail stores. Additionally, €5.7 million of the additions relates to the acquisition of Birkenstock Australia. See Note 6 - Business combination.